Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information Abstract
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 14, 2012
Entity Registrant Name	Ecolivegreen Corp
Entity Central Index Key	0001452920
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and equivalents	$ 1,000	$ 1,235
Inventory
Total Current Assets	1,000	1,235
OTHER ASSETS:
Intellectual Property	6,862	6,862
Total Assets	7,862	8,097
CURRENT LIABILITIES:
Accounts Payable
Accrued Liabilties	4,693	10,725
Advances from Related Parties
Total Current Liabilities	4,693	10,725
Long-term Liabilities
Note Payable - Consultant
Total Long-term Liabilities
Total Liabilities	4,693	10,725
STOCKHOLDERS' EQUITY/(DEFICIT):
Preferred Stock, par value $0.001; 10,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2011 and December 31, 2010
Common stock, par value $.001; 500,000,000 shares authorized; 14,377,500 shares issued and outstanding as of December 31, 2011 and 12,850,000 shares issued and outstanding as of December 31, 2010	14,378	12,850
Additional Paid in Capital	218,647	143,800
Deficit accumulated during the development stage	(229,856)	(159,278)
Total Stockholders' Equity (Deficit)	3,169	(2,628)
Total Liabilities and Stockholders' Equity/(Deficit)	$ 7,862	$ 8,097

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred Stock, par value per share	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	14,377,500	12,850,000
Common stock, shares outstanding	14,377,500	12,850,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		38 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Net Sales
Cost of Sales
Gross Profit
Expenses:
General & Administrative	12,485	14,810	29,348
Legal and Accounting	10,500	10,000	45,250
Consulting	47,593	36,670	153,883
Total Expenses	70,578	61,480	228,481
Net (loss) before Income Taxes	(70,578)	(61,480)	(228,481)
Other - Interest Expense		(1,375)	(1,375)
Provision for Income Taxes
Net (loss)	$ (70,578)	$ (62,855)	$ (229,856)
Basic and diluted net loss per common share	$ (0.005)	$ (0.006)
Weighted average number of common shares outstanding	13,218,760	11,310,110

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY/(DEFICIT) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Retained Earnings (Deficit) [Member]
Balance at Nov. 04, 2008
Balance, shares at Nov. 04, 2008
Common Stock issued for patent	6,862		6,862
Common Stock issued for patent, shares			6,862,500
Common stock issued for Consulting Services	1,688		1,688
Common stock issued for Consulting Services, shares			1,687,500
Net loss	(17,438)				(17,438)
Balance at Dec. 31, 2008	(8,888)		8,550
Balance, shares at Dec. 31, 2008			8,550,000
Common Stock issued in February, 2009 for cash	11,250		450	10,800
Common Stock issued in February, 2009 for cash, shares			450,000
Common Stock issued in August, 2009 for cash and debt repayment	24,900		830	24,070
Common Stock issued in August, 2009 for cash and debt repayment, shares			830,000
Net loss	(78,985)				(78,985)
Balance at Dec. 31, 2009	(51,723)		9,830	34,870	(96,423)
Balance, shares at Dec. 31, 2009			9,830,000
Common Shares issued in June, 2010 for cash	19,800		550	19,250
Common Shares issued in June, 2010 for cash, shares			550,000
Common Shares issued in June, 2010 for debt	67,320		1,870	65,450
Common Shares issued in June, 2010 for debt, shares			1,870,000
Common Shares issued in September 2010 for cash	11,000		300	10,700
Common Shares issued in September 2010 for cash, shares			300,000
Stock options issued in September, 2010	1,830			1,830
Common Shares issued in December 2010 for debt	12,000		300	11,700
Common Shares issued in December 2010 for debt, shares			300,000
Net loss	(62,855)				(62,855)
Balance at Dec. 31, 2010	(2,628)		12,850	143,800	(159,278)
Balance, shares at Dec. 31, 2010			12,850,000
Common Shares issued in March 31, 2011 for cash	7,500		150	7,350
Common Shares issued in March 31, 2011 for cash, shares			150,000
Common Shares issued in June 30, 2011 for debt	10,000		200	9,800
Common Shares issued in June 30, 2011 for debt, shares			200,000
Common Shares issued in September 2011 for cash	11,500		230	11,270
Common Shares issued in September 2011 for cash, shares			230,000
Common Shares issued in November 18, 2011 for cash	41,000		820	40,180
Common Shares issued in November 18, 2011 for cash, shares			820,000
Common Shares issued in December 31, 2011 for cash	6,375		128	6,247
Common Shares issued in December 31, 2011 for cash, shares			127,500
Net loss	(70,578)				(70,578)
Balance at Dec. 31, 2011	$ 3,169		$ 14,378	$ 218,647	$ (229,856)
Balance, shares at Dec. 31, 2011			14,377,500

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		38 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
OPERATING ACTIVITIES:
Net loss	$ (70,578)	$ (62,855)	$ (229,856)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of stock options		1,830	1,830
Issuance of common stock for services		33,695	51,133
Issuance of common stock for interest		1,375	1,375
Changes in operating assets and liabilities:
(Increase) decrease in accounts payable
(Increase) decrease in accrued expenses	(6,032)	(1,778)	4,693
Net cash used in operating activities	(76,610)	(27,733)	(170,825)
INVESTING ACTIVITIES:
Increase in equipment
FINANCING ACTIVITIES:
Proceeds from issuance of common stock	76,375	30,800	127,575
Loan payable - consultants			44,250
Payments to related party		(4,300)
Net cash used in financing activities	76,375	26,500	171,825
NET INCREASE (DECREASE) IN CASH	(235)	(1,233)	1,000
CASH BEGINNING BALANCE	1,235	2,468
CASH ENDING BALANCE	1,000	1,235	1,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Taxes paid
Interest paid
NON-CASH TRANSACTIONS AFFECTING OPERATING, INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for patents			6,862
Issuance of common stock for debt	$ 10,000	$ 79,320	$ 105,070

ORGANIZATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION [Abstract]
ORGANIZATION

NOTE 1 ORGANIZATION

EcoLiveGreen, Corp. (a development stage enterprise) (the Company) was formed on November 5, 2008 in the State of Florida. The Company's activities to date have been primarily directed towards the raising of capital, acquiring and developing intellectual properties and applying and administering patents through the process with the United States Patent and Trademark Office.

LIQUIDITY, FINANCIAL CONDITION AND MANAGEMENT'S PLANS	12 Months Ended
Dec. 31, 2011
LIQUIDITY, FINANCIAL CONDITION AND MANAGEMENT'S PLANS [Abstract]
LIQUIDITY, FINANCIAL CONDITION AND MANAGEMENT'S PLANS

NOTE 2 LIQUIDITY, FINANCIAL CONDITION AND MANAGEMENT'S PLANS

The Company's financial statements for the year ended December 31, 2011 have been prepared assuming that it will continue as a going concern. To date,

the Company has generated no revenues, has substantial operating losses and an accumulated deficit since its inception in November 2008. The Company incurred a net loss from continuing operations of ($70,578) and used $76,610 of cash in continuing operations for the year ended December 31, 2011. At December 31,

2011, the Company had a working capital deficit of ($3,693), limited financial resources available to pay ongoing financial obligations as they become due and

($229,856) of accumulated deficit. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

Since its inception, the Company has been dependent upon the receipt of capital investment to fund its continuing activities. In addition to the normal risks associated with a new business venture, there can be no assurance that the

Company's business plan will be successfully executed. Our ability to execute our business plan will depend on our ability to obtain additional financing and achieve a profitable level of operations. There can be no assurance that sufficient financing will be obtained. Further, we cannot give any assurance that we will generate substantial revenues or that our business operations will prove to be profitable.

The Company has principally financed its operations for the year ended

December 31, 2011, using proceeds from short term borrowings primarily from the sale of common shares and advances from related parties from time to time. In addition to the normal risks associated with a new business venture, there can be no assurance that the Company's business plan will be successfully executed.

Our ability to execute our business plan will depend on our ability to obtain additional financing and achieve a profitable level of operations.

Management believes the Company's ability to continue operations are dependent on its ability to continue to raise capital and to market products that have been issued patents to the Company. At the present time, we have no commitments for any additional financing. If the Company is unable to raise additional capital or encounters unforeseen circumstances, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing its operations, suspending the pursuit of its business plan, and controlling overhead expenses. The Company cannot provide any assurance that it will raise additional capital as necessary nor can it provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. Management believes that the ability to raise additional capital could be negatively impacted as a result of its securities not being traded on an active trading market.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation - Development Stage Company

-------------------------------------------------

The Company has not earned any revenue from operations. Accordingly,

the Company's activities have been accounted for as those of a "Development

Stage Enterprise" as set forth in Accounting Standards Codification ("ASC") 915

"Development Stage Entities", which was previously Financial Accounting

Standards Board Statement No. 7 ("SFAS 7"). Among the disclosures required by

ASC 915 are that the Company's financial statements be identified as those of a development stage company, and that the statements of operations, stockholders'

equity/(deficit) and cash flows disclose activity since the date of the

Company's inception.

Accounting Method

-----------------

The Company's financial statements are prepared using the accrual method of accounting. The Company has elected a fiscal year ending on December

31.

Intangible Assets

-----------------

The Company evaluates the recoverability of identifiable intangible assets whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. There was no impairment loss for the period from November 5, 2008 (inception) to December 31, 2011.

Income Taxes

------------

The Company accounts for income taxes as outlined in ASC 740 "Income

Taxes", which was previously Financial Accounting Standards Board (FASB)

Statement No. 109, ("Accounting for Income Taxes"). Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. There were no current or deferred income tax expense or benefits due to the Company not having any material operations for the period ended December 31, 2011.

Cash Equivalents

----------------

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Estimates

---------

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Determination of fair values involves subjective judgment and estimates not susceptible to substantiation by auditing procedures. Accordingly, under current auditing standards, the notes to our financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on our financial statements.

Impairment of Long-Lived Assets

-------------------------------

In accordance with ASC 360-10-05-4 "Property, Plant, and

Equipment-Impairment or Disposal of Long-Lived Assets", which was previously

Financial Accounting SFAS No.144, "Accounting for the Impairment or Disposal of

Long-lived Assets", the Company assesses long-lived assets, such as property and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be fully recoverable. Recoverability of asset groups to be held and used in measured by a comparison of the carrying amount of an asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of an asset group exceeds the fair value of the asset group. The

Company evaluated its long-lived assets and no impairment charges were recorded for any of the periods presented.

Basic Loss Per Common Share

---------------------------

Basic loss per common share has been calculated based on the weighted average number of shares outstanding during the period after giving retroactive effect to stock splits. There are no dilutive securities at December 31, 2011 for purposes of computing fully diluted earnings per share.

Dividends

---------

The Company has not yet adopted any policy regarding payment of dividends. No dividends have been paid or declared since inception.

Share-Based Payments

--------------------

The Company adopted ASC 718 "Compensation - Stock Compensation", which was previously Statement of Financial Accounting standards ("SFAS") No. 123

(Revised December 2004), "Share-Based Payment" (SFAS No. 123R), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options,

employee stock purchases related to an employee stock purchase plan and restricted stock units based on estimated fair values of the awards over the requisite employee service period. SFAS No. 123R supersedes Accounting

Principles Board Opinion No. 25 ("APB No. 25"), "Accounting for Stock Issued to

Employees", which the company previously followed in accounting for stock-based awards. In March 2005, the SEC issued Staff Bulletin No. 107("SAB No. 107"), to provide guidance on SFAS 123R. The Company has applied SAB No. 107 in its adoption of SFAS No. 123R.

Under SFAS No. 123R, stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized on a straight-line basis as expense over the employee's requisite service period.

The Company adopted the provisions of the SFAS 123R in its fiscal year ended

December 31, 2008 using the modified prospective application method.

The valuation provisions of SFAS 123R apply to new awards and to awards that are outstanding on the effective date (or date of adoption) and subsequently modified or cancelled; prior periods are not revised for comparative purposes. Estimated compensation expense for awards outstanding on the effective date will be recognized over the remaining service period using the compensation cost calculated for pro forma disclosure under FASB Statement

No. 123, "Accounting for Stock-Based Compensation".

Fair value of Financial Instruments

-----------------------------------

Financial instruments consist principally of cash, trade and related party payables, accrued liabilities, short-term obligations and notes payable.

The carrying amounts of such financial instruments in the accompanying balance sheets approximate their fair values due to their relatively short-term nature.

It is management's opinion that the Company is not exposed to any significant currency or credit risks arising from these financial instruments.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation

("FDIC"). At December 31, 2011, the Company had no amounts in excess of the FDIC insured limit.

Related Parties

---------------

Related parties, which can be a corporation, individual, investor or another entity are considered to be related if the party has the ability,

directly or indirectly, to control the other party or exercise significant influence over the Company in making financial and operating decisions.

Companies are also considered to be related if they are subject to common control or common significant influence. The Company has these relationships.

Reclassification

----------------

Certain amounts in the prior year financial statements have been reclassified to conform to current year presentation. Those reclassification adjustments had no effect on the Company's previously reported net loss.

Recent Accounting Pronouncements

--------------------------------

In February 2010, the FASB issued ASU 2010-09, "Subsequent Events

(Topic 855) - Amendments to Certain Recognition and Disclosure Requirements."

ASU 2010-09 requires an entity that is an SEC filer to evaluate subsequent events through the date that the financial statements are issued and removes the requirement that an SEC filer disclose the date through which subsequent events have been evaluated. ASC 2010-09 was effective upon issuance.

In June 2009 the FASB issued ASC 860, formerly SFAS 166, "Accounting for Transfers of financial Assets -- an amendment of FASB Statement No. 140"

(ASC 860). ASC 860 eliminates the concept of a qualifying special-purpose entity, creates more stringent conditions for reporting a transfer of a portion of a financial asset as a sale, clarifies other sale-accounting criteria, and changes the initial measurement of a transferor's interest in transferred financial assets. ASC 860 will be effective April 1, 2010. The Company is in the process of evaluating the impact of this pronouncement on its consolidated financial position and results of operations. The adoption of this pronouncement is not expected to have a material impact on the Company's financial position and results of operations.

In June 2009 the FASB issued ASC 810, formerly SFAS 167, "Amendments to

FASB Interpretation No. 46(R)" (ASC 810). ASC 810 eliminates Interpretation

46(R)'s exceptions to consolidating qualifying special-purpose entities,

contains new criteria for determining the primary beneficiary, and increases the frequency of required reassessments to determine whether a company is the primary beneficiary of a variable interest entity. ASC 810 also contains a new requirement that any term, transaction, or arrangement that does not have a substantive effect on an entity's status as a variable interest entity, a company's power over a variable interest entity, or a company's obligation to absorb losses or its right to receive benefits of an entity must be disregarded in applying Interpretation 46(R)'s provisions. The elimination of the qualifying special-purpose entity concept and its consolidation exceptions means more entities will be subject to consolidation assessments and reassessments. ASC 810 will be effective April 1, 2010. The adoption of this pronouncement is not expected to have a material impact on the Company's financial position and results of operations.

In August 2009, FASB issued Accounting Standards Update 2009-05 which includes amendments to Subtopic 820-10, Fair Value Measurements and

Disclosures--Overall. The update provides clarification that in circumstances,

in which a quoted price in an active market for the identical liability is not available, a reporting entity is required to measure fair value using one or more of the techniques provided for in this update. The amendments in this

Update clarify that a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability and also clarifies that both a quoted price in an active market for the identical liability at the measurement date and the quoted price for the identical liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements. The adoption of this standard did not have a material impact on the Company's financial position and results of operations.

The FASB has published FASB Accounting Standards Update 2009-13,

Revenue Recognition (Topic 605)-Multiple Deliverable Revenue Arrangements which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Specifically, this guidance amends the criteria in Subtopic

605-25, Revenue Recognition-Multiple-Element Arrangements, for separating consideration in multiple-deliverable arrangements. This guidance establishes a selling price hierarchy for determining the selling price of a deliverable,

which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimates. This guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method and also requires expanded disclosures. FASB Accounting Standards

Update 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010.

Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company's financial position and results of operations.

In September 2009, the FASB issued ASU No. 2009-14, "Software (Topic

985) -- Certain Revenue Arrangements That Include Software Elements" ("ASU No.

2009-14"). ASU No. 2009-14 changes the accounting model for revenue arrangements that include both tangible products and software elements to allow for alternatives when vendor-specific objective evidence does not exist. Under this guidance, tangible products containing software components and non-software components that function together to deliver the tangible product's essential functionality and hardware components of a tangible product containing software components are excluded from the software revenue guidance in Subtopic 985-605,

"Software-Revenue Recognition;" thus, these arrangements are excluded from this update. ASU No. 2009-14 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June

15, 2010 with early adoption permitted. The adoption of this pronouncement is not expected to have a material impact on our financial position or results of operations.

The FASB has issued Accounting Standards Update (ASU) No. 2010-06, Fair

Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair

Value Measurements. This ASU requires some new disclosures and clarifies some existing disclosure requirements about fair value measurement as set forth in

Codification Subtopic 820-10. ASU 2010-06 amends Codification Subtopic 820-10 and now requires a reporting entity to use judgment in determining the appropriate classes of assets and liabilities and to provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, as this standard relates specifically to disclosures, the adoption will not have an impact on the Company's financial position and results of operations.

In March 2010, the FASB issued ASU No. 2010-17, Revenue Recognition--

Milestone Method (Topic 605): Milestone Method of Revenue Recognition. This

standard provides that the milestone method is a valid application of the proportional performance model for revenue recognition if the milestones are substantive and there is substantive uncertainty about whether the milestones will be achieved. Determining whether a milestone is substantive requires judgment that should be made at the inception of the arrangement. To meet the definition of a substantive milestone, the consideration earned by achieving the milestone (1) would have to be commensurate with either the level of effort required to achieve the milestone or the enhancement in the value of the item delivered, (2) would have to relate solely to past performance, and (3) should be reasonable relative to all deliverables and payment terms in the arrangement.

No bifurcation of an individual milestone is allowed and there can be more than one milestone in an arrangement. The new standard is effective for interim and annual periods beginning on or after June 15, 2010. The adoption of this standard is not expected to have a material impact on the Company's financial position and results of operations.

Subsequent Events

-----------------

We evaluated subsequent events through the date and time our financial statements were issued.

GOING CONCERN	12 Months Ended
Dec. 31, 2011
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 4 GOING CONCERN

The Company's financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not established any source of revenue to cover its operating costs. The Company will engage in very limited activities without incurring any liabilities that must be satisfied in cash until a source of funding is secured. The Company will offer noncash consideration and seek equity lines as a means of financing its operations.

If the Company is unable to obtain revenue producing contracts or financing or if the revenue or financing it does obtain is insufficient to cover any operating losses it may incur, it may substantially curtail or terminate its operations or seek other business opportunities through strategic alliances,

acquisitions or other arrangements that may dilute the interests of existing stockholders.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 5 INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statement of operations in the period that includes the enactment date.

There is no provision for income taxes due to continuing losses. At

December 31, 2011, the Company has net operating loss carryforwards for tax purposes of approximately $230,000 which expire through 2030. The Company has recorded a valuation allowance that fully offsets deferred tax assets arising from net operating loss carryforwards because the likelihood of the realization of the benefit cannot be established.

The Internal Revenue Code contains provisions that may limit the net operating loss carryforwards available if significant changes in stockholder ownership of the Company occur.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 RELATED PARTY TRANSACTIONS

On November 10, 2008, the company entered into agreement to acquire the intellectual properties of two (2) pending patents (after consolidation) in the specific area of fluorescent bulbs for $6,862. This agreement was entered into the exact same three (3) officers and directors that are the present officers and directors of our company. We issued a total of 6,862,500 shares for the intellectual properties of these two (2) pending patents rather than the payment of cash or equivalent as provided within said agreement.

On December 10, 2008, the company entered into an agreement with Steven

Adelstein, its independent consultant, for the amount of $60,000. This amount

($60,000) represented consulting services were rendered from January 1, 2009 until December 31, 2009 in equal monthly installments. Under the terms and conditions of the agreement, the Company was advanced cash and cash equivalents as required to pay for filing expenses including filing fees with the Securities and Exchange Commission, audit fees for the audited financials as of December

31, 2008, and certain defined operating expenses. The balance for services provided was for consulting from time to time by Mr. Adelstein as defined in said agreement.

The total amount of $60,000 was financed by the Company from a note to

Mr. Adelstein, having interest commences to accrue at January 1, 2010, at 7.2%,

having both interest and principal payable with a balloon payment on December

31, 2012. The note was convertible into common shares at $0.05 per share at the discretion of note holder, and assigns until December 31, 2012. There were no pre-payment penalties and interest was compounded annually. The amount outstanding at December 31, 2010 was $0 and at December 31, 2009 was $44,250.

Mr. Adelstein agreed to purchase an additional 525,000 common shares in

February, 2009 at $0.03 per share for a total of $15,750 therefore reducing his note by $15,750. The company, on June 8, 2010, converted the total amount of Mr.

Adelstein's note for the issuance of common shares at $0.036 per share.

Mr. Adelstein is the husband of Judith Adelstein, a shareholder at

September 30, 2010. From time to time, the company borrows funds from shareholders of the company. At December 31, 2011 and December 31, 2010, the company owed $0 and $0, respectively.

The Company does not lease or rent any property. Office space and services are provided without charge by a director and shareholder. Such costs are immaterial to the financial statements and, accordingly, have not been reflected therein. The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available,

such persons may face a conflict in selecting between the Company and their other business interests. The Company has not formulated a policy for the resolution of such conflicts.

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interests. The Company has not formulated a policy for the resolution of such conflicts.

PURCHASE AGREEMENT FOR INTELLECTUAL PROPERTY	12 Months Ended
Dec. 31, 2011
PURCHASE AGREEMENT FOR INTELLECTUAL PROPERTY [Abstract]
PURCHASE AGREEMENT FOR INTELLECTUAL PROPERTY

NOTE 7 PURCHASE AGREEMENT FOR INTELLECTUAL PROPERTY.

On November 5, 2008, EcoLiveGreen, Corp. entered into an Intellectual

Property Agreement with the inventor, developer and owner of three (3) patents pending which claim commercial lighting technology having energy savings and being environmentally friendly. Pursuant to this agreement, the Company acquired solely the intellectual property and related rights to these three (3) pending patents. The total consideration for the intellectual property purchased was the issuance of 6,862,500 common shares of EcoLiveGreen, Corp. The issued common shares were allocated, in part, to three (3) individuals involved with facilitating the development of the intellectual property as defined in the

Intellectual Property Agreement. The three (3) individuals receiving common shares are the officer and directors of our Company.

INTELLECTUAL PROPERTY COSTS	12 Months Ended
Dec. 31, 2011
INTELLECTUAL PROPERTY COSTS [Abstract]
INTELLECTUAL PROPERTY COSTS

NOTE 8 INTELLECTUAL PROPERTY COSTS

The Company has capitalized costs of $6,862 in acquiring their intellectual properties at December 31, 2011. The Company will began to amortize its intellectual properties costs, using the straight-line method over the estimated useful life of three (3) years, once it was put into service. At

December 31, 2011, the intellectual properties have not been put in service and therefore, amortization has not commenced.

EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
EQUITY TRANSACTIONS [Abstract]
EQUITY TRANSACTIONS

NOTE 9 EQUITY TRANSACTIONS

On November 8, 2008, the Company issued 6,862,500 shares of common stock for the purchase of all rights, title and interest into the patent pending application for the commercial lighting technology designed for commercial and residential buildings to replace conventional drop ceiling troffers and to replace the fluorescent bulbs used in the existing and conventional troffers.

The value of the purchase was determined to be the cost to create and develop the patent application, which was $6,862.

On December 10, 2008, the Company issued 1,687,500 shares of common stock to an independent consultant for services rendered in the amount of

$1,688.

In February, 2009, the Company issued 450,000 shares of common stock for $0.025 per share to an investor for cash in the amount of $11,250.

In August, 2009, the Company issued 830,000 shares of common stock for

$0.03 per share pursuant to the company's Form S-1 filing with the Securities and Exchange Commission to various investors for cash and consideration of

$24,900.

In June, 2010, the company issued 2,420,000 shares of common stock for

$0.036 per share as follows:

o 550,000 shares of common stock for $19,800 to two (2) existing stockholders.

o 1,870,000 shares of common stock for conversion of debt in the amount of $67,320 to two (2) existing stockholders.

On June 8, 2010, the company amended its articles of incorporation and bylaws to increase the authorized common stock to 500,000,000 common shares and provide for 10,000,000 shares of "blank check" preferred stock, each with a par value of $0.001 per share.

In September, 2010, the Company issued 300,000 shares of common stock for $0.036 per share to Steven Adelstein, an existing stockholder and related party, for cash in the amount of $11,000.

In December, 2010, the Company issued 300,000 shares of common stock for $0.04 per share to Steven Adelstein, an existing stockholder and related party, for cash in the amount of $12,000.

For the twelve (12) month period ending December 31, 2011, the company issued 1,527,500 shares of common stock for $0.05 per share as follows:

o to related parties, Steven Adelstein (900,000 shares)and Tammi

Shnider (577,500 shares)

o to non-related parties, 50,000 shares

The company has no outstanding options and warrants at December 31,

2011 and 2010.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 10 SUBSEQUENT EVENTS We evaluated subsequent events through the date and time our financial statements were available on January 5, 2012.